Stockholders' Equity - Schedule of Outstanding Series C Preferred Stock Warrants (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2024 Warrant $ / shares shares	Jun. 30, 2023 Warrant $ / shares shares	Apr. 14, 2022 $ / shares
Warrants exercise price | $ / shares			$ 0.001
Series C Warrants
Balance	2,444	2,444
Number of Warrants Issued | Warrant	0	0
Number of Warrants Exercised	0	0
Balance	2,444	2,444
Series C Warrants | Issuance of Preferred Series C-1 Agent Warrants [Member]
Balance	1,929	1,929
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		1,929
Warrants exercise price | $ / shares		$ 58
Series C Warrants | Issuance of Preferred Series C-2 Agent Warrants [Member]
Balance	219	219
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		219
Warrants exercise price | $ / shares		$ 60.7
Series C Warrants | Issuance of Preferred Series C-3 Agent Warrants [Member]
Balance	296	296
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		296
Warrants exercise price | $ / shares		$ 57.5
Series C Warrants | Preferred Series C-1 Agent Warrants [Member]
Balance	1,929
Number of Warrants Issued | Warrant	0
Number of Warrants Exercised	0
Balance	1,929	1,929
Warrants exercise price | $ / shares	$ 58
Series C Warrants | Preferred Series C-2 Agent Warrants [Member]
Balance	219
Number of Warrants Issued | Warrant	0
Number of Warrants Exercised	0
Balance	219	219
Warrants exercise price | $ / shares	$ 60.7
Series C Warrants | Preferred Series C-3 Agent Warrants [Member]
Balance	296
Number of Warrants Issued | Warrant	0
Number of Warrants Exercised	0
Balance	296	296
Warrants exercise price | $ / shares	$ 57.5